Income tax - Movements in deferred tax assets (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Movements
Balance as at beginning of year	$ 2,095	$ 1,754
Recognised in the income statements	(68)	(141)
Recognised in OCI	119	87
Set-off of deferred tax assets and deferred tax liabilities	1	395
Balance as at end of year	2,147	2,095
Parent Entity
Movements
Balance as at beginning of year	1,957	1,646
Recognised in the income statements	(74)	(155)
Recognised in OCI	119	87
Set-off of deferred tax assets and deferred tax liabilities	(119)	379
Balance as at end of year	$ 1,883	$ 1,957